UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bank of Ireland Asset Management
Address: 26 Fitzwilliam Place

         Dublin 2, Ireland

13F File Number:  28-03693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Walsh
Title:     Compliance Officer
Phone:     011-353-1-6616433

Signature, Place, and Date of Signing:

     Keith Walsh     Dublin, Ireland     November 02, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     4401323


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group Inc     Com                 26874107       244     2545 SH       SOLE                     2545
Bank One Corp               Com                 06423A103   122722  3179830 SH       SOLE                  3179830
Becton Dickinson & Co       Com                 75887109     98412  3726842 SH       SOLE                  3726842
Bristol Myers Squibb Co     Com                 110122108      208     3640 SH       SOLE                     3640
Chase Manhattan Corp New    Com                 16161A108   243426  5270394 SH       SOLE                  5270394
Cisco Sys Inc               Com                 17275R102      463     8373 SH       SOLE                     8373
Citigroup Inc               Com                 172967101    92006  1700869 SH       SOLE                  1700869
Coca Cola Co                Com                 191216100      244     4423 SH       SOLE                     4423
Donnelley R R & Sons Co     Com                 257867101    91895  3746028 SH       SOLE                  3746028
Dover Corp                  Com                 260003108   267593  5701058 SH       SOLE                  5701058
Elan Plc                    ADR                 284131208     5263    96121 SH       SOLE                    96121
EMC Corp Mass               Com                 268648102      269     2716 SH       SOLE                     2716
Engelhard Corp              Com                 292845104    41975  2583070 SH       SOLE                  2583070
Exxon Mobil Corp            Com                 30231G102      334     3746 SH       SOLE                     3746
Fastenal Co                 Com                 311900104    46355   808808 SH       SOLE                   808808
Federal Natl Mtg Assn       Com                 313586109   294057  4112684 SH       SOLE                  4112684
Gannett Inc                 Com                 364730101   294122  5546210 SH       SOLE                  5546210
General Dynamics Corp       Com                 369550108    54164   862746 SH       SOLE                   862746
General Elec Co             Com                 369604103      699    12114 SH       SOLE                    12114
Gillette Co                 Com                 375766102    47762  1546932 SH       SOLE                  1546932
Home Depot Inc              Com                 437076102    75695  1426516 SH       SOLE                  1426516
ICON Pub Ltd Co             Sponsored ADR       45103T107     2608   147992 SH       SOLE                   147992
Illinois Tool Wks Inc       Com                 452308109   123668  2213306 SH       SOLE                  2213306
Intel Corp                  Com                 458140100      338     8144 SH       SOLE                     8144
International Business MachsCom                 459200101    99420   883729 SH       SOLE                   883729
Iona Technologies Plc       Sponsored ADR       46206P109    53518   768316 SH       SOLE                   768316
Johnson & Johnson           Com                 478160104   344805  3670584 SH       SOLE                  3670584
Johnson Ctls Inc            Com                 478366107   108497  2044711 SH       SOLE                  2044711
Korea Telecom               Sponsored ADR       50063P103    41038  1215946 SH       SOLE                  1215946
Leggett & Platt Inc         Com                 524660107    63647  4033058 SH       SOLE                  4033058
Masco Corp                  Com                 574599106   100126  5375895 SH       SOLE                  5375895
Merck & Co Inc              Com                 589331107      207     2783 SH       SOLE                     2783
Microsoft Corp              Com                 594918104      376     6240 SH       SOLE                     6240
Oracle Corp                 Com                 68389X105      292     3713 SH       SOLE                     3713
Pfizer Inc                  Com                 717081103      347     7716 SH       SOLE                     7716
Philip Morris Cos Inc       Com                 718154107   369380 12534624 SH       SOLE                 12534624
Pohang Iron & Stl Ltd       Sponsored ADR       730450103    84024  4518913 SH       SOLE                  4518913
PPG Inds Inc                Com                 693506107    60880  1533979 SH       SOLE                  1533979
Safeway Inc                 Com New             786514208   147876  3167349 SH       SOLE                  3167349
SBC Communications Inc      Com                 78387G103      205     4094 SH       SOLE                     4094
Sherwin Williams Co         Com                 824348106    62091  2909072 SH       SOLE                  2909072
Solectron Corp              Com                 834182107    88454  1916396 SH       SOLE                  1916396
Southdown Inc               Com                 841297104    76048  1067347 SH       SOLE                  1067347
Sun Microsystems Inc        Com                 866810104      249     2136 SH       SOLE                     2136
Sysco Corp                  Com                 871829107   307274  6639278 SH       SOLE                  6639278
Teleflex Inc                Com                 879369106    17006   494730 SH       SOLE                   494730
Tellabs Inc                 Com                 879664100   105294  2203659 SH       SOLE                  2203659
Trinity Biotech Plc         Sponsored ADR       896438108      996   362013 SH       SOLE                   362013
Trintech Group Plc          Sponsored ADR       896682101     2817   137031 SH       SOLE                   137031
Tyco Intl Ltd New           Com                 902124106   123409  2378971 SH       SOLE                  2378971
Verizon Communications      Com                 92343V104    50827  1049332 SH       SOLE                  1049332
Wal Mart Stores Inc         Com                 931142103      486    10094 SH       SOLE                    10094
Wells Fargo & Co New        Com                 949746101   152831  3324664 SH       SOLE                  3324664
Willamette Inds Inc         Com                 969133107    34381  1227885 SH       SOLE                  1227885